Subsequent Events (Details)	Aug. 01, 2020
Subsequent Event [Member]
Subsequent Events (Textual)
Merger agreement, description	Upon the terms and subject to the conditions set forth in the Merger Agreement, at the effective time of the Merger, each share of common stock, par value $0.0001 per share, of LMC ("LMC Common Stock") issued and outstanding at the effective time shall be converted into, and become exchangeable for the number of shares of Class A common stock of the Company equal to the quotient obtained by dividing (A) the Purchase Price (as defined in the Merger Agreement) by (B) $10.00 by (C) the Fully Diluted Share Number (as defined in the Merger Agreement) (such number of shares of the Company's Class A common stock, the "Stock Merger Consideration") (except for (i) holders of LMC Common Stock that are not accredited investors, who will receive an amount per share in cash equal to the Stock Merger Consideration multiplied by $10.00 and (ii) holders of Dissenting Shares (as defined in the Merger Agreement), who shall, by virtue of the Merger and without any action on the part of the holder of such Dissenting Share, cease to be outstanding, be cancelled without payment of any consideration therefor and shall cease to exist, subject to any rights the holder thereof may have under Section 2.14 of the Merger Agreement). Additionally, each outstanding option to purchase shares of LMC Common Stock will be converted into an option to purchase shares of the Company's Class A common stock.